Share Capital (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Euro [Member]
Schedule of share capital [Abstract]
In issue at 1 January	€ 3,752	€ 2,832
Issued for cash	232	66
Conversion of Convertible Loan notes		854
Sale of deferred shares
Conversion of warrants	45
Conversion of Loan	65
Deferred shares transferred to capital redemption reserve
In issue at 31 December	€ 4,094	€ 3,752
Ordinary Shares [Member]
Schedule of share capital [Abstract]
In issue at 1 January	125,054,805	94,393,401
Issued for cash	7,742,167	1,301,250
Conversion of Convertible Loan notes		700,000
Sale of deferred shares
Conversion of warrants	1,454,644
Conversion of Loan	2,137,625
In lieu of commission	74,577
Deferred shares transferred to capital redemption reserve
In issue at 31 December	136,463,818	125,054,805
Deferred Shares [Member]
Schedule of share capital [Abstract]
In issue at 1 January
Issued for cash
Conversion of Convertible Loan notes
Sale of deferred shares
Deferred shares transferred to capital redemption reserve
In issue at 31 December